Description of Business, Organization, and Basis of Presentation (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Structured Funds [Member]
Description of Business, Organization, and Basis of Presentation [Line Items]
Cash and cash equivalents	¥ 768,186,638	¥ 1,474,221,741